Restricted Cash (Tables)	12 Months Ended
Dec. 31, 2012
Restricted Cash
Schedule of restricted cash	Restricted cash accounts were as follows as at December 31 (in thousands):

	2012	2011
Retention accounts	$2,821	$2,909
Restricted deposits	430	—

Total	$3,251	$2,909